Consolidated Balance Sheets - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	$ 16,567,982	$ 23,475,521
Current receivables	5,194,126	3,431,994
Other current assets	1,779,716	1,735,664
Total Current Assets	23,541,824	28,643,179
Non-Current Assets
Plant and equipment	52,950	26,449
Intangibles	16,946,725	18,329,155
Total Non-Current Assets	16,999,675	18,355,604
TOTAL ASSETS	40,541,499	46,998,783
Current Liabilities
Trade and other payables	5,060,368	3,663,849
Employee benefits	238,570	189,514
Total Current Liabilities	5,298,938	3,853,363
Non-Current Liabilities
Convertible note liability	7,642,707	6,645,832
Warrant liability	3,164,413	2,945,358
Employee benefits	47,725	32,303
Deferred tax liability	0	0
Total Non-Current Liabilities	10,854,845	9,623,493
TOTAL LIABILITIES	16,153,783	13,476,856
NET ASSETS	24,387,716	33,521,927
EQUITY
Contributed equity	221,091,591	213,232,719
Reserves	65,533,954	64,874,040
Accumulated losses	(262,237,829)	(244,584,832)
Equity attributable to the owners of Immutep Limited	24,387,716	33,521,927
TOTAL EQUITY	$ 24,387,716	$ 33,521,927